Fund Name	Ticker Symbol (Exchange)
Simplify Gold Strategy ETF (formerly Simplify Gold Strategy PLUS Income ETF)	YGLD (NYSE Arca, Inc.)

a series of Simplify Exchange Traded Funds
STATEMENT OF ADDITIONAL INFORMATION

Supplement dated May 29, 2026, to the Statement of Additional Information (“SAI”) dated November 1, 2025, and as previously supplemented January 6, 2026, and February 2, 2026, for the above listed series of Simplify Exchange Traded Funds.

Effective May 29, 2026, the Fund removed “PLUS Income” from its name.

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This Supplement provides relevant information for all shareholders and should be retained for future reference. The Fund’s prospectus, SAI, and previous supplements have been filed with the Securities and Exchange Commission, are incorporated by reference, and can be obtained without charge by calling 1 (855) 772-8488.